Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Statement of cash flows [abstract]
Net loss	$ (1,367,800)	$ (1,899,469)
Adjustments for:
Amortization of intangible assets	2,761	2,599
Amortization of right-of-use asset	5,493	17,498
Dividend received		16,555
Interest on lease liability	1	2,392
Exchange rate differences	(1,570)	5,601
Share issuance costs allocated to derivate warrants liability	115,046
Depreciation of property and equipment	377	1,897
Changes in fair value of derivative liabilities	(155,143)
Share-based compensation	34,004	195,978
Unrealized (gain) loss on short-term investment	(556)	63,194
Tax expenses	201,500	3,383
Changes in working capital:
Decrease (increase) in other receivables	93,572	(195,026)
Increase in prepaid expenses	(276,501)	(685,259)
Decrease in accounts payable and accrued liabilities	(222,357)	(533,822)
Increase (decrease) in due to / from related parties	109,177	(98,876)
Net cash used in operating activities	(1,461,996)	(3,103,355)
Financing activities
Proceeds from issuance of common shares and warrants, net of issuance costs (Note 6c (iii))	1,824,773	6,363,906
Proceeds received from exercise of warrants (Note 6c (ii))	3,498,032
Repayment of lease liabilities	(6,298)	(15,780)
Net cash provided by financing activities	5,316,507	6,348,126
Effect of foreign exchange rate changes on cash and cash equivalents	3,723	(4,224)
Net increase in cash and cash equivalents	3,858,234	3,240,547
Cash and cash equivalents at beginning of period	5,427,739	128,777
Cash and cash equivalents at end of period	9,285,973	3,369,324
Supplementary disclosure of cash flow information:
Cash received for interest	63,502	18,015
Dividend received		16,555
Cash paid for taxes	29,974
Non-cash financing and investing activities
Derivative liability converted to equity		290,569
Right of use assets obtained in exchange for lease liabilities	$ 100,818